Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 16, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	UNION BANKSHARES INC
Entity Central Index Key	0000706863
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		4,456,504
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 62,443,485

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 5,871	$ 5,447
Federal funds sold and overnight deposits	18,510	8,845
Cash and cash equivalents	24,381	14,292
Interest bearing deposits in banks	24,020	14,041
Investment securities available-for-sale	42,954	23,780
Investment securities held-to-maturity (fair value $4.0 million and $502 thousand at December 31, 2011 and December 31, 2010, respectively)	4,000	500
Loans held for sale	4,888	5,611
Loans	424,319	376,272
Allowance for loan losses	(4,226)	(3,755)
Net deferred loan costs	177	188
Net loans	420,270	372,705
Accrued interest receivable	1,810	1,560
Premises and equipment, net	9,163	7,842
Core deposit intangible	1,608	0
Goodwill	2,223	0
Investment in real estate limited partnerships	4,473	2,344
Company-owned life insurance	3,676	1,569
Other assets	9,285	8,751
Total assets	552,751	452,995
Deposits
Noninterest bearing	76,656	64,526
Interest bearing	239,058	180,386
Time	157,725	131,748
Total deposits	473,439	376,660
Borrowed funds	29,015	28,986
Liability for defined benefit pension plan	5,679	2,451
Accrued interest and other liabilities	4,279	3,173
Total liabilities	512,412	411,270
Commitments and Contingencies (Notes 8,15,16,17,18 and 21)
Stockholders’ Equity
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,286 shares issued at December 31, 2011 and 4,921,786 shares issued at December 31, 2010	9,847	9,844
Additional-paid-in capital	276	244
Retained earnings	38,385	37,623
Treasury stock at cost; 466,082 shares at December 31, 2011 and December 31, 2010	(3,823)	(3,823)
Accumulated other comprehensive loss	(4,346)	(2,163)
Total stockholders' equity	40,339	41,725
Total liabilities and stockholders' equity	$ 552,751	$ 452,995

Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment securities held-to-maturity, fair value	$ 4,000	$ 502
Stockholders' Equity
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,923,286	4,921,786
Treasury stock, shares	466,082	466,082

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 22,269	$ 21,462
Interest on debt securities:
Taxable	716	710
Tax exempt	326	298
Dividends	15	4
Interest on federal funds sold and overnight deposits	34	22
Interest on interest bearing deposits in banks	309	411
Total interest income	23,669	22,907
Interest expense
Interest on deposits	2,825	2,977
Interest on short-term borrowed funds	18	18
Interest on long-term debt	1,065	1,122
Total interest expense	3,908	4,117
Net interest income	19,761	18,790
Provision for loan losses	775	520
Net interest income after provision for loan losses	18,986	18,270
Noninterest income
Trust income	557	490
Service fees	4,367	4,028
Net gains on sales of investment securities available-for-sale	183	98
Net gains on sales of loans held for sale	1,566	736
Other income	452	297
Total noninterest income	7,125	5,649
Noninterest expenses
Salaries and wages	7,743	6,559
Pension and other employee benefits	3,153	2,828
Occupancy expense, net	1,121	937
Equipment expense	1,220	1,057
ATM and debit card expense	613	447
Communications	363	261
Advertising and public relations	466	283
Vermont franchise tax	429	414
FDIC insurance assessment	376	499
Equity in losses of limited partnerships	515	426
Branch acquisition expenses	407	13
Other expenses	3,367	2,906
Total noninterest expenses	19,773	16,630
Income before provision for income taxes	6,338	7,289
Provision for income taxes	1,119	1,702
Net income	$ 5,219	$ 5,587
Earnings per common share	$ 1.17	$ 1.25
Dividends per common share	$ 1	$ 1

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive loss
Balances at Dec. 31, 2009	$ 41,180	$ 9,844	$ 219	$ 36,494	$ (3,724)	$ (1,653)
Common Stock, Shares, net of treasury at Dec. 31, 2009		4,461,208
Comprehensive income:
Net income	5,587			5,587
Other comprehensive income (loss), net of tax:
Change in net unrealized gain on investment securities available-for-sale, net of reclassification adjustment and tax effects	(184)					(184)
Change in net unrealized loss on unfunded defined benefit plan liability, net of reclassification adjustment and tax effects	(326)					(326)
Total other comprehensive loss						(510)
Total comprehensive income	5,077
Cash dividends declared ($1.00 per share)	(4,458)			(4,458)
Stock based compensation expense	25	0	25	0	0	0
Purchase of treasury stock	(99)	0	0	0	(99)	0
Purchase of treasury stock, shares		(5,504)
Balances at Dec. 31, 2010	41,725	9,844	244	37,623	(3,823)	(2,163)
Common Stock, Shares, net of treasury at Dec. 31, 2010		4,455,704
Comprehensive income:
Net income	5,219			5,219
Other comprehensive income (loss), net of tax:
Change in net unrealized gain on investment securities available-for-sale, net of reclassification adjustment and tax effects	718					718
Change in net unrealized loss on unfunded defined benefit plan liability, net of reclassification adjustment and tax effects	(2,901)					(2,901)
Total other comprehensive loss						(2,183)
Total comprehensive income	3,036
Issuance of common stock	26	3	23
Issuance of common stock, shares		1,500
Cash dividends declared ($1.00 per share)	(4,457)			(4,457)
Stock based compensation expense	9	0	9	0	0	0
Balances at Dec. 31, 2011	$ 40,339	$ 9,847	$ 276	$ 38,385	$ (3,823)	$ (4,346)
Common Stock, Shares, net of treasury at Dec. 31, 2011		4,457,204

Consolidated Statements of Changes in Stockholders' Equity Parentheticals (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statements of changes in Stockholders' Equity:
Dividends per common share	$ 1	$ 1

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ 5,219	$ 5,587
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	692	660
Provision for loan losses	775	520
Deferred income tax provision (benefit)	595	(96)
Net amortization of investment securities	63	25
Equity in losses of limited partnerships	515	426
Stock based compensation expense	9	25
Net decrease (increase) in unamortized loan costs	11	(111)
Proceeds from sales of loans held for sale	81,939	53,399
Origination of loans held for sale	(79,650)	(49,011)
Net gains on sales of loans held for sale	(1,566)	(736)
Net losses on disposals of premises and equipment	1	6
Net gains on sale of investment securities available-for-sale	(183)	(98)
Net gains on sales of repossessed property	(4)	0
Write-downs of impaired assets	278	9
Net gains on sales of other real estate owned	(133)	(38)
(Increase) decrease in accrued interest receivable	(53)	74
Amortization of core deposit intangible	100	0
(Increase) decrease in other assets	(150)	738
Contribution to defined benefit pension plan	(2,000)	(1,250)
Increase in other liabilities	900	1,128
Net cash provided by operating activities	7,358	11,257
Interest bearing deposits in banks
Proceeds from maturities and redemptions	7,985	18,543
Purchases	(17,964)	(9,609)
Investment securities held-to-maturity
Proceeds from maturities, calls and paydowns	2,000	1,500
Purchases	(5,500)	(2,000)
Investment securities available-for-sale
Proceeds from sales	2,326	1,097
Proceeds from maturities, calls and paydowns	11,134	11,745
Purchases	(31,426)	(12,180)
Net increase in loans	(16,055)	(28,895)
Recoveries of loans charged off	44	57
Purchases of premises and equipment	(1,497)	(896)
Investments in limited partnerships	(1,752)	(179)
Purchase of company-owned life insurance	(2,000)	0
Purchase of nonmarketable equity securities	(54)	0
Proceeds from sales of other real estate owned	517	422
Proceeds from sales of repossessed property	4	28
Cash acquired, net of cash paid, in branch acquisitions	29,607	0
Net cash used by investing activities	(22,631)	(20,367)
Cash Flows From Financing Activities
Advances of long-term debt	0	2,978
Repayment of long-term debt	(4,639)	(1,544)
Net increase (decrease) in short-term borrowings outstanding	1,444	(3,440)
Net increase in noninterest bearing deposits	8,571	4,397
Net increase in interest bearing deposits	25,160	6,386
Net decrease in time deposits	(743)	(2,950)
Issuance of common stock	26	0
Purchase of treasury stock	0	(99)
Dividends paid	(4,457)	(4,458)
Net cash provided by financing activities	25,362	1,270
Net increase (decrease) in cash and cash equivalents	10,089	(7,840)
Cash and cash equivalents
Beginning of year	14,292	22,132
End of year	24,381	14,292
Supplemental Disclosures of Cash Flow Information
Interest paid	3,942	4,285
Income taxes paid	725	1,605
Supplemental Schedule of Noncash Investing and Financing Activities
Other real estate acquired in settlement of loans	1,127	1,484
Other assets acquired in settlement of loans	40	26
Loans originated to finance the sale of other real estate owned	597	376
Investment in limited partnerships acquired by capital contributions payable	893	0
Assets acquired and liabilities assumed in branch acquisitions (Note 9):
Loans and other non-cash assets, excluding goodwill and core deposit intangible	33,624	0
Deposits and other liabilities	$ 67,162	$ 0

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Significant Accounting Policies

Basis of financial statement presentation

The accounting and reporting policies of Union Bankshares, Inc. and Subsidiary (the “Company”) are in conformity with U.S. generally accepted accounting principles (“GAAP”) and general practices within the banking industry. The following is a description of the more significant policies.

The consolidated financial statements include the accounts of Union Bankshares, Inc., and its wholly owned subsidiary, Union Bank (“Union”) headquartered in Morrisville, Vermont. All significant intercompany transactions and balances have been eliminated. The Company utilizes the accrual method of accounting for financial reporting purposes.

The Company meets the qualification requirements under Securities and Exchange Commission rules for smaller reporting companies and, pursuant to such rules, has elected to present audited statements of income, cash flows and changes in stockholders' equity for each of the most recent two, rather than three, fiscal years.

Certain amounts in the 2010 financial statements have been reclassified to conform to the current year presentation.

Nature of operations

The Company provides a variety of financial services to individuals, municipalities, commercial and nonprofit customers through its branches, ATMs, telebanking and internet banking systems in northern Vermont and northwestern New Hampshire. This market area encompasses primarily retail consumers, small businesses, municipalities, agricultural producers and the tourism industry. The Company's primary deposit products are checking, savings, money market accounts, certificates of deposit and individual retirement accounts and its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities/repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. Although national economic conditions have been volatile during the last three years, local economic conditions have been somewhat more stable. The Company has a diversified loan portfolio with a substantial portion of the Company's loans secured by real estate and/or partially guaranteed by a U.S. Government agency. Most of its lending activities are conducted within the northern Vermont and northwestern New Hampshire market area where it is located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy and real estate market conditions. Notes 5 and 6 discuss the types of lending in which the Company engages.

Use of estimates in preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term and involve inherent uncertainties relate to the determination of the allowance for losses on loans, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, deferred tax assets, judgments regarding valuation and impairment of investment securities and other assets as well as pension plan accounting. These estimates involve a significant degree of complexity and subjectivity and the amount of the change that is reasonably possible, should any of these estimates prove inaccurate, cannot be estimated.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Trust operations

Assets held by the Trust & Asset Management Group of Union in a fiduciary or agency capacity, other than trust cash on deposit with Union, are not included in these consolidated financial statements because they are not assets of Union or the Company.

Fair value measurements

The Company utilizes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, as guidance for accounting for assets and liabilities carried at fair value. This standard defines fair value as the price that would be received, without adjustment for transaction costs, to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The guidance in FASB ASC Topic 820 establishes a three-level fair value hierarchy, which prioritizes the inputs used in measuring fair value. A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•
Level 2 - Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Investment securities

Investment securities purchased and held primarily for resale in the near future are classified as trading securities and are reported at fair value with unrealized gains and losses included in earnings. Debt securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as either held-to-maturity or trading are classified as available-for-sale. Investments classified as available-for-sale are reported at fair value.

Accretion of discounts and amortization of premiums arising at acquisition on investment securities are included in income using the effective interest method over the life of the securities to maturity or call date. Unrealized gains and losses on investment securities available-for-sale are excluded from earnings and reported in Accumulated other comprehensive income (loss), net of tax and reclassification adjustment, as a separate component of stockholders' equity. The specific identification method is used to determine realized gains and losses on sales of available-for-sale or trading securities.

An unrealized loss is generally deemed to be other than temporary and a credit loss on a debt security is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the security. The credit loss component of an other than temporary write down is reflected in earnings as realized losses in other income. The remaining portion of the impairment loss is recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is “more likely than not” that the Company will not have to sell the debt security prior to recovery.

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. The estimated fair value of loans held for sale is based on current price quotes that determine the amount that the loans could be sold for in the secondary market. Loans transferred from held for sale to portfolio are transferred at the lower of cost or fair value in the aggregate. Sales are normally made without recourse. Gains and losses on the disposition of loans held for sale are determined on the specific identification basis. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their unpaid principal balances, adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

Loan interest income is accrued daily on outstanding balances. The following accounting policies, related to accrual and nonaccrual loans, apply to all loan segments and classes. The Company considers its loan segments and loan classes to be the same. The accrual of interest is discontinued when a loan is specifically determined to be impaired and/or management believes, after considering collection efforts and other factors, that the borrowers' financial condition is such that collection of interest is doubtful. Normally, any unpaid interest previously accrued on those loans is reversed against current period interest income. A loan may be restored to accrual status when its financial status has significantly improved and there is no principal or interest past due. A loan may also be restored to accrual status if the borrower makes six consecutive monthly payments or the lump sum equivalent. Income on nonaccrual loans is generally not recognized unless a loan is placed back in accrual status or after all principal has been collected. Interest income generally is not recognized on impaired loans unless the likelihood of further loss is remote. Interest payments received on such loans are generally applied as a reduction of the loan principal balance. Delinquency status is determined based on contractual terms for all loan segments and classes.

Loans purchased in the branch acquisition are recorded at the estimated fair market value at the time of purchase. The estimated fair value contains both accretable and nonaccretable components. The accretable component is amortized as an adjustment to the related loan yield over the average life of the loan. The nonaccretable component represents probable loss due to credit risk and is reviewed by management periodically and adjusted as deemed necessary.

Loan origination fees and direct loan origination costs are deferred and amortized as an adjustment of the related loan's yield using methods that approximate the interest method. The Company generally amortizes these amounts over the estimated average life of the related loans.

Allowance for loan losses

The allowance for loan losses is established for estimated losses in the loan portfolio through a provision for loan losses charged to earnings. For all loan classes, loan losses are charged against the allowance when management believes the loan balance is uncollectible or in accordance with federal guidelines. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level believed by management to be appropriate to absorb probable credit losses inherent in the loan portfolio as of the balance sheet date. The amount of the allowance is based on management's periodic evaluation of the collectability of the loan portfolio, including the nature, volume and risk characteristics of the portfolio, credit concentrations, trends in historical loss experience, estimated value of any underlying collateral, specific impaired loans and economic conditions. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or other relevant factors.

In addition, various regulatory agencies, as an integral part of their examination process, regularly review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management.

The allowance consists of specific, general and unallocated components. The specific component relates to the loans that are classified as either substandard or doubtful. For such loans, the level of allowance allocable to those loans is determined through estimating probable loss for each individual credit based on its specific risk attributes. Loans are also evaluated for impairment and may be classified as impaired when management believes it is probable that the Company will not collect all the contractual interest and principal payments as scheduled in the loan agreement. Impaired loans may also include troubled loans that are restructured. A troubled debt restructuring occurs when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower that would otherwise not be granted. Troubled debt restructuring may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan's terms (such as reduction of stated interest rates below market rates, extension of maturity that does not conform to the Company's policies or procedures, reduction of face amount of the loan, reduction of accrued interest, reduction or deferment of cash payments in the near future), or a combination of both. A specific reserve amount is allocated to the allowance for individual loans that have been classified as impaired on the basis of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows. The Company recognizes the change in present value attributable to the passage of time as provision for loan losses. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer, residential or small balance commercial loans for impairment evaluation, unless such loans are subject to a restructuring agreement or have been identified as impaired as part of a larger customer relationship.

The general component represents the level of allowance allocable to each loan portfolio segment with similar risk characteristics and is determined based on historical loss experience, adjusted for qualitative factors, for each class of loan. The Company considers its loan segments and loan classes to be the same. Management deems a five year average to be an appropriate time frame on which to base historical losses for each portfolio segment. Qualitative factors considered include underwriting, economic and market conditions, portfolio composition, collateral values, delinquencies, lender experience and legal issues. The qualitative factors are determined based on the various risk characteristics of each portfolio segment. Risk characteristics relevant to each portfolio segment are as follows:

•
Residential real estate - Loans in this segment are collateralized by owner-occupied 1-4 family residential real estate, second and vacation 1-4 family homes, 1-4 family investment properties, home equity and second mortgage loans. Repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, could have an affect on the credit quality of this segment.

•
Construction real estate - Loans in this segment include residential and commercial construction properties, land and land development loans. Repayment is dependent on the credit quality of the individual borrower and/or the underlying cash flows generated by the properties being constructed. The overall health of the economy, including unemployment rates, housing prices, vacancy rates and material costs, could have an affect on the credit quality of this segment.

•
Commercial real estate - Loans in this segment are primarily properties occupied by businesses or income-producing properties. The underlying cash flows generated by the properties may be adversely impacted by a downturn in the economy as evidenced by a general slowdown in business or increased vacancy rates which, in turn, could have an affect on the credit quality of this segment. Management requests business financial statements at least annually and monitors the cash flows of these loans.

•
Commercial - Loans in this segment are made to businesses and are generally secured by non real estate assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer spending, could have an affect on credit quality of this segment.

•
Consumer - Loans in this segment are made to individuals for personal expenditures, such as an automobile purchase, and include unsecured loans. Repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment, could have an affect on the credit quality of this segment.

•
Municipal - Loans in this segment are made to municipalities located within the Company's service area. Repayment is primarily dependent on taxes or other funds collected annually by the municipalities. Management considers there to be minimal risk surrounding the credit quality of this segment.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

All evaluations are inherently subjective as they require estimates that are susceptible to significant revision as more information becomes available or as changes occur in economic conditions or other relevant factors.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure are to be sold and are initially recorded based on an independent appraisal or a broker price opinion at the estimated fair value less estimated selling costs at the date of acquisition establishing a new carrying basis. Thereafter, valuations are periodically performed by management, and the real estate is carried in Other assets at the lower of carrying amount or fair value, less estimated cost to sell. Costs of significant property improvements are capitalized, whereas revenue and expenses from operations and changes in valuation are charged to Other expenses on the Company's statement of income.

Premises and equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally by the straight line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in the statement of income. Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and betterments are capitalized. Construction in progress is stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.

Intangible assets

Intangible assets include goodwill, which represents the excess of the purchase price over the fair value of net assets acquired in the 2011 acquisition of three New Hampshire branch offices, as well as a core deposit intangible related to the deposits acquired (see Note 9). The core deposit intangible is amortized on a straight line basis over the estimated average life of the core deposit base of 10 years. The Company evaluates the valuation and amortization of the core deposit intangible if events occur that could result in possible impairment. In accordance with current authoritative guidance, the Company assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the Company is less than its carrying amount, which could result in goodwill impairment.

Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank (“FHLB”) of Boston, Union is required to invest in Class B common stock of the FHLB of Boston. The Class B common stock has a five year notice requirement for redemption and there is no guarantee of future redemption. Also, there is the possibility of future capital calls by the FHLB of Boston on member banks to ensure compliance with its capital plan. FHLB of Boston stock is reported in Other assets at its par value of $1.9 million at December 31, 2011 and 2010. The stock is nonmarketable, and is redeemable by the FHLB of Boston at par value.

Company-owned life insurance

Company-owned life insurance (“COLI”) represents life insurance on the lives of certain current or former directors or employees who have provided positive consent allowing the Company to be the beneficiary of such policies. The Company utilizes COLI as tax-efficient funding for the benefit obligations to its employees and directors, including obligations under one of the Company's nonqualified deferred compensation plans. See Note 15. The Company is the primary beneficiary of the insurance policies. Increases in the cash value of the policies, as well as any gain on insurance proceeds received, are recorded in Other income, and are not currently subject to income taxes. COLI is recorded at the cash value of the policies, less any applicable cash surrender charges of which there are currently none. The Company reviews the financial strength of the insurance carriers prior to the purchase of COLI to ensure minimum credit ratings of at least investment grade. The financial strength of the carriers is reviewed annually and COLI with any individual carrier is limited by Company policy to 10% of capital plus reserves.

Servicing assets

Servicing assets are recognized as separate assets when servicing rights are acquired through purchase or sale of loans with servicing rights retained. Capitalized servicing rights are reported in Other assets, are initially recorded at estimated fair market value and are amortized against noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. The estimated fair value of capitalized servicing rights represents the present value of the future servicing fees arising from the right to service loans that have been previously sold. Servicing assets are evaluated regularly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights by predominant characteristics, such as interest rates and terms. Fair value of a stratum is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Impairment is recognized through a valuation allowance for an individual stratum, to the extent that estimated fair value is less than the capitalized amount for the stratum.

Investment in real estate limited partnerships

The Company has purchased various limited partnership interests in affordable housing partnerships. These partnerships were established to acquire, own and rent residential housing for elderly, low or moderate income residents in northeastern and central Vermont or in northwestern New Hampshire. The investments are accounted for under a method approximating the equity method of accounting. These equity investments are recorded at cost and adjusted for the Company's proportionate share of the partnerships' undistributed earnings or losses through the statement of income.

Pension plans

Union maintains a noncontributory defined benefit pension plan covering all eligible employees who meet certain service requirements. The costs of this plan, based on actuarial computations of current and estimated future benefits for employees, are charged to Pension and other employee benefits.

Union also has a contributory 401(k) pension plan covering all employees who meet certain service requirements. The plan is voluntary, and Union, through the discretionary matching component of the plan, contributed fifty cents for every dollar contributed by participants, up to six percent of each participant's salary in 2011 and 2010.

Advertising costs

The Company expenses advertising costs as incurred and they are included in Advertising and public relations in the Company's income statement.

Earnings per common share

Earnings per common share for the period are computed based on the weighted average number of shares of common stock issued, retroactively adjusted for stock splits and stock dividends and reduced for shares held in treasury. The weighted average shares outstanding were 4,456,842 and 4,458,193 for the years ended December 31, 2011 and 2010, respectively. There were options with respect to 14,000 shares and 15,000 shares outstanding at December 31, 2011 and December 31, 2010, respectively, excluded from the computation of diluted earnings per share since dilution resulting from these stock options would be immaterial.

Income taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. The Company recognizes income taxes under the asset and liability method. This involves estimating the Company's actual current tax exposure as well as assessing temporary differences resulting from differing treatment of items, such as timing of the deduction of expenses, for tax and GAAP purposes. These differences result in deferred tax assets and liabilities, which are netted and included in Other assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company must also assess the likelihood that any deferred tax assets will be recovered from future taxable income and to the extent that recovery is not likely, a valuation allowance must be established. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. Affordable housing tax credits are recognized as a reduction of the Provision for income taxes in the year they are earned.

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to originate credit, unused lines of credit including commitments under credit card arrangements, commitments to purchase investment securities, commitments to invest in real estate limited partnerships, commercial letters of credit, standby letters of credit and risk-sharing commitments on certain sold loans. Such financial instruments are recorded in the financial statements when they become fixed and certain.

Comprehensive income (loss)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income or loss. Certain changes in assets and liabilities, such as the after tax effect of unrealized gains and losses on investment securities available-for-sale that are not other than temporarily impaired and the unfunded liability for the defined benefit pension plan, are not reflected in the statement of income. The cumulative effect of such items, net of tax effect, is reported as a separate component of the equity section of the balance sheet (Accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income or loss.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock option plan

The Company recognizes stock-based compensation expense based on the grant date estimated fair value of stock-based awards over the vesting period of the awards. The stock to be issued upon exercise of options granted shall consist of authorized but unissued shares of the Company's $2.00 par value common stock and/or shares of such common stock held in treasury.

Recent accounting pronouncements

In January 2010, the FASB issued an Accounting Standards Update ("ASU"), Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements, to amend the disclosure requirements and clarify existing requirements related to recurring and nonrecurring fair value measurements and employers’ disclosures about postretirement benefit plan assets. The guidance requires new disclosures regarding transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a rollforward of activities, separately reporting purchases, sales, issuance, and settlements, for assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The new disclosure requirements apply to interim and annual reporting periods beginning after December 15, 2009, except for the new rules regarding purchases, sales, issuances and settlements associated with Level 3 measurements which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Other than requiring additional disclosures, adoption of this accounting standard did not have a material effect on the Company’s consolidated financial statements. See Note 19.

In January 2011, the FASB issued an ASU, Deferral of the Effective Date of Disclosures about Troubled Debt Restructuring, for public-entity creditors to temporarily delay the effective date of the disclosures about troubled debt restructurings to allow time for FASB to complete its deliberations of what constitutes a troubled debt restructuring. The Company adopted the required portions of the accounting standard as of December 31, 2010 with no material impact on the Company's consolidated financial statements. In April 2011, the FASB issued an ASU, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring, which provides companies new criteria for determining whether a particular loan modification represents a troubled debt restructuring for accounting purposes and it signals when a company should also record an impairment loss associated with the same loan. This new guidance was effective for quarterly and annual reports for periods beginning on or after June 15, 2011. Adoption of the standard did not have a material effect on the Company's consolidated financial statements.

In April 2011, the FASB issued an ASU, Reconsideration of Effective Controls for Repurchase Agreements, to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update removes the transferor's ability criterion from the consideration of effective control for repurchase or other agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management has reviewed the ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In May 2011, the FASB issued an ASU, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards (IFRS). The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this ASU are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. Management is currently reviewing the ASU but does not believe that it will have a material effect on the Company's consolidated financial statements.

In June 2011, the FASB issued an ASU, Presentation of Comprehensive Income, to improve the comparability, consistency and transparency of financial reporting, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both formats, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and other comprehensive income are presented. The amendments in the ASU are to be applied retrospectively and are effective for annual and interim periods beginning after December 15, 2011 except for the presentation requirements of reclassifications of items out of accumulated other comprehensive income which have been delayed indefinitely by an ASU issued by FASB in December 2011. Management is currently reviewing the ASU to determine which of the two remaining formats will be used in the Company's future consolidated financial statements.

In September 2011, the FASB issued an ASU, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, to address concerns about the cost and complexity of the required test to determine if goodwill is impaired, or inflated on the balance sheet and in need of a writedown. The ASU amends Topic 350 to permit an entity the option to first assess qualitative factors to determine whether it is more likely than not (50% threshold) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim periods have not yet been issued. Management adopted the ASU as of September 30, 2011. (See Note 9.)

In December 2011, the FASB issued an ASU, Disclosures about Offsetting Assets and Liabilities, to enhance disclosures required to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Topic 210-20-45 (Balance Sheet Offsets) or Topic 815-10-45 (Derivatives & Hedging) or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Topic 210-20-45 or Topic 815-10-45. The amendments in the ASU are to be applied retrospectively for all comparative periods presented and are effective for annual and interim periods beginning on or after January 1, 2013. Management is currently reviewing the ASU but does not believe that it will have a material effect on the Company's consolidated financial statements.

Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Due From Banks [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Restrictions on Cash and Due From Banks

The nature of the Company's business requires that it maintain amounts due from correspondent banks which, at times, may exceed federally insured limits. The balances in these accounts at December 31, were as follows:

	2011	2010
	(Dollars in thousands)
Noninterest bearing accounts	$1,143	$1,281
Federal Reserve Bank of Boston	19,368	9,678
FHLB of Boston	351	322

No losses have been experienced in these accounts and the Company believes it is not exposed to any significant risk with respect to the accounts.

The Company was required to maintain contracted clearing balances of $1.0 million at both December 31, 2011 and 2010, which are included in the Federal Reserve Bank of Boston balances above. Balances in excess of the contracted clearing amount at the Federal Reserve Bank of Boston and a portion of the funds at the FHLB of Boston are classified as overnight deposits as they earn interest. The Company is required to maintain vault cash or noninterest bearing reserve balances with Federal Reserve Bank of Boston. Total reserve balances required at December 31, 2011 and 2010 were $546 thousand and $360 thousand, respectively, which were both satisfied by vault cash.

Interest Bearing Deposits In Banks	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits in Banks [Abstract]
Investment in interest bearing deposits in banks [Text Block]
Interest Bearing Deposits in Banks

Interest bearing deposits in banks consist of certificates of deposit purchased from various financial institutions. Deposits at each institution are generally maintained at or below the Federal Deposit Insurance Corporation (“FDIC”) insurable limit of $250 thousand. Certificates are held with rates ranging from 0.40% to 5.50% and mature at various dates through 2016, with $7.7 million scheduled to mature in 2012.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

December 31, 2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,521	$1	$(63)	$4,459
Agency mortgage-backed	4,735	87	(11)	4,811
State and political subdivisions	9,373	175	(155)	9,393
Corporate	4,737	274	(39)	4,972
Total debt securities	23,366	537	(268)	23,635
Marketable equity securities	50	1	(6)	45
Mutual funds	100	—	—	100
Total	$23,516	$538	$(274)	$23,780
Held-to-maturity
U.S. Government-sponsored enterprises	$500	$2	$—	$502

Investment securities with a carrying amount of $11.2 million and $1.5 million at December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits, customer repurchase agreements and for other purposes as required or permitted by law.

Information pertaining to investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2011	Less Than 12 Months		Over 12 Months		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

December 31, 2010	Less Than 12 Months		Over 12 Months		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$3,937	$(63)	$—	$—	$3,937	$(63)
Agency mortgage-backed	862	(11)	—	—	862	(11)
State and political subdivisions	4,314	(155)	—	—	4,314	(155)
Corporate	202	(39)	—	—	202	(39)
Total debt securities	9,315	(268)	—	—	9,315	(268)
Marketable equity securities	—	—	8	(6)	8	(6)
Total	$9,315	$(268)	$8	$(6)	$9,323	$(274)

The Company evaluates all investment securities on a quarterly basis, and more frequently when economic conditions warrant, to determine if an other than temporary impairment exists. A debt security is considered impaired if the fair value is lower than its amortized cost basis at the report date. If impaired, management then assesses whether the unrealized loss is other than temporary. An unrealized loss on a debt security is generally deemed to be other than temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. The credit loss component of an other than temporary impairment write-down is recorded, net of tax effect, through net income as a component of net other than temporary impairment losses in the consolidated statement of income, while the remaining portion of the impairment loss is recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is "more likely than not" that the Company will not have to sell the debt security prior to recovery.

Management considers the following factors in determining whether an other than temporary impairment exists and the period over which the debt security is expected to recover:

•	The length of time, and extent to which, the fair value has been less than the amortized cost;

•	Adverse conditions specifically related to the security, issuer, industry, or geographic area;

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security and the likelihood of the issuer being able to make payments that may increase in the future;

•	Failure of the issuer of the security to make scheduled interest or principal payments;

•	Any changes to the rating of the security by a rating agency;

•	Recoveries or additional declines in fair value subsequent to the balance sheet date; and

•	The nature of the issuer, including whether it is a private company, public entity or government-sponsored enterprise, and the existence or likelihood of any government or third party guaranty.

At December 31, 2011, held-to-maturity and available-for-sale securities, consisting of nine U.S. Government-sponsored enterprise securities, one agency collateralized mortgage obligation, one tax exempt municipal security, six corporate bonds and five marketable equity securities had aggregate unrealized losses of $48 thousand. One marketable equity security and one agency collateralized mortgage obligation had unrealized losses greater than twelve months and the Company has the ability to hold such securities for the foreseeable future. No declines were deemed by management to be other than temporary at December 31, 2011.

The Company's investment securities are exposed to various risks, such as interest rate, market and credit. The ongoing credit and liquidity crisis in the United States and globally continues to have far reaching implications for financial markets. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks, further deterioration in credit quality and/or the continuation of the current imbalances in liquidity that exist in the financial marketplace would materially affect the amounts reported in the consolidated financial statements in future periods.

Proceeds from the sale of securities available-for-sale were $2.3 million and $1.1 million in 2011 and 2010, respectively. Gross realized gains from the sale of securities available-for-sale were $183 thousand and $98 thousand and there were no gross realized losses in either 2011 or 2010. The specific identification method is used to determine realized gains and losses on sales of available-for-sale securities.

The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2011, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$500	$503
Due from one to five years	12,198	12,365
Due from five to ten years	12,218	12,660
Due after ten years	12,480	13,132
	37,396	38,660
Agency mortgage-backed securities	3,326	3,386
Total debt securities available-for-sale	$40,722	$42,046
Held-to-maturity
Due from one to five years	$1,000	$1,001
Due from five to ten years	2,000	1,998
Due after ten years	1,000	999
Total debt securities held-to-maturity	$4,000	$3,998

Actual maturities may differ for certain debt securities that may be called by the issuer prior to the contractual maturity. Actual maturities may differ from contractual maturities in agency mortgage-backed securities because the mortgages underlying the securities may be prepaid, usually without any penalties. Therefore, these agency mortgage-backed securities are shown separately and not included in the contractual maturity categories in the above maturity summary.

Loans Held for Sale and Loan Servicing	12 Months Ended
Dec. 31, 2011
Loans Held for Sale and Loan Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]
Loans Held for Sale and Loan Servicing

At December 31, 2011 and 2010, Loans held for sale consisted of conventional residential mortgages and commercial real estate mortgages originated for subsequent sale. At December 31, 2011 and 2010, the estimated fair value of these loans was in excess of their carrying value, and therefore no valuation reserve was necessary for loans held for sale.

Commercial and mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of commercial and mortgage loans serviced for others were $208.1 million and $166.0 million at December 31, 2011 and 2010, respectively. Loans sold during 2011 consisted of $293 thousand in qualifying small business loans and $80.1 million in residential loans, resulting in total loans sold of $80.4 million. The net gains realized in 2011 on the sale of those loans amounted to $21 thousand and $1.5 million, respectively. Loans sold in 2010 totaled $52.7 million and consisted of $1.1 million in qualifying small business loans, $294 thousand in credit card loans and $51.3 million in residential loans, resulting in net gains of $64 thousand, $10 thousand and $662 thousand, respectively. There were no guarantees to repurchase loans for any amount at December 31, 2011, but there were contractual risk sharing commitments on certain sold loans totaling $92 thousand as of such date.

The Company generally retains the servicing rights on loans sold. At December 31, 2011 and 2010, the unamortized balance of servicing rights on loans sold with servicing retained was $818 thousand and $650 thousand, respectively, and is included in Other assets. The estimated fair value of these servicing rights was in excess of their carrying value at both December 31, 2011 and 2010, and therefore no impairment reserve was necessary. Loan servicing rights of $481 thousand and $383 thousand were capitalized in 2011 and 2010, respectively. Amortization of servicing rights was $312 thousand and $263 thousand for 2011 and 2010, respectively.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Loans
The composition of Net loans at December 31, was as follows:

	2011	2010
	(Dollars in thousands)
Residential real estate	$147,426	$132,533
Construction real estate	28,077	18,578
Commercial real estate	189,770	167,056
Commercial	21,128	20,604
Consumer	6,134	6,046
Municipal	31,784	31,455
Gross loans	424,319	376,272
Allowance for loan losses	(4,226)	(3,755)
Net deferred loan costs	177	188
Net loans	$420,270	$372,705

The loans acquired in the May 27, 2011 branch acquisition (see Note 9) were recorded at fair value at the time of acquisition. The net carrying amount of the acquired loans included in the December 31, 2011 loan balances above total $27.9 million. The fair value adjustment is being amortized as an adjustment to the related loan yield over the estimated average life of the loans.

Residential real estate loans aggregating $9.9 million and $9.6 million at December 31, 2011 and 2010, respectively, were pledged as collateral on deposits of municipalities. Qualified first mortgages held by Union may also be pledged as collateral for borrowings from the FHLB of Boston under a blanket lien.

A summary of current, past due and nonaccrual loans as of the balance sheet dates follows:

December 31, 2011	Current	30-89 Days	Over 90 Days and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$140,330	$3,819	$606	$2,671	$147,426
Construction real estate	26,849	961	175	92	28,077
Commercial real estate	182,122	5,165	1,104	1,379	189,770
Commercial	20,629	376	12	111	21,128
Consumer	6,045	34	—	55	6,134
Municipal	31,784	—	—	—	31,784
Total	$407,759	$10,355	$1,897	$4,308	$424,319

December 31, 2010	Current	30-89 Days	Over 90 Days and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$123,573	$6,446	$587	$1,927	$132,533
Construction real estate	18,369	116	45	48	18,578
Commercial real estate	163,524	2,729	173	630	167,056
Commercial	20,295	161	—	148	20,604
Consumer	5,953	53	1	39	6,046
Municipal	31,455	—	—	—	31,455
Total	$363,169	$9,505	$806	$2,792	$376,272

Aggregate interest on nonaccrual loans not recognized was $903 thousand and $677 thousand for the years ended December 31, 2011 and 2010, respectively.

Allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2011
Allowance for loan losses and credit quality [Abstract]
Allowance for Credit Losses [Text Block]
Allowance for Loan Losses and Credit Quality

Changes in the Allowance for loan losses, by class of loans, for the years ended December 31, were as follows:

2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755
Provision (credit) for loan losses	242	144	430	(31)	(10)	775
Recoveries of amounts charged off	3	—	—	14	27	44
	1,278	384	2,547	233	132	4,574
Amounts charged off	(28)	(17)	(269)	(1)	(33)	(348)
Balance, December 31, 2011	$1,250	$367	$2,278	$232	$99	$4,226

2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Balance, December 31, 2009	$976	$240	$1,959	$235	$83	$3,493
Provision for loan losses	184	89	203	21	23	520
Recoveries of amounts charged off	7	—	—	21	29	57
	1,167	329	2,162	277	135	4,070
Amounts charged off	(134)	(89)	(45)	(27)	(20)	(315)
Balance, December 31, 2010	$1,033	$240	$2,117	$250	$115	$3,755

As described in Note 6, the $27.9 million remaining net carrying amount of the loans purchased in the branch acquisitions of May 27, 2011 was recorded at the loans' estimated fair value as of such date and, consequently, there was no related adjustment to the allowance for loan losses with respect to the acquired loans at December 31, 2011.

The allocation of the Allowance for loan losses, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$328	$12	$293	$41	$11	$685
Collectively evaluated for impairment	922	355	1,985	191	88	3,541
Total allocated	$1,250	$367	$2,278	$232	$99	$4,226

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer, Municipal and Unallocated	Total
	(Dollars in thousands)
Individually evaluated for impairment	$199	$12	$295	$39	$20	$565
Collectively evaluated for impairment	834	228	1,822	211	95	3,190
Total allocated	$1,033	$240	$2,117	$250	$115	$3,755

Despite the allocation shown in the tables above, the Allowance for loan losses is general in nature and is available to absorb losses from any loan type.

The recorded investment in loans, summarized on the basis of the Company's impairment methodology by class of loan, as of the balance sheet dates was as follows:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$2,810	$92	$6,499	$355	$33	$—	$9,789
Collectively evaluated for impairment	132,115	27,976	169,576	19,971	5,724	31,234	386,596
	134,925	28,068	176,075	20,326	5,757	31,234	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$21,128	$6,134	$31,784	$424,319

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Individually evaluated for impairment	$1,789	$48	$5,224	$146	$30	$—	$7,237
Collectively evaluated for impairment	130,744	18,530	161,832	20,458	6,016	31,455	369,035
Total	$132,533	$18,578	$167,056	$20,604	$6,046	$31,455	$376,272

Risk ratings are assigned to loans and are subject to ongoing monitoring by lending and credit personnel, with such ratings updated annually or more frequently if warranted. During 2011, the Company updated the method utilized to determine the assignment of loan risk ratings and bring the loan rating system into better alignment with the regulatory classifications. This update resulted in loans assigned the M rating of Monitor to only be monitored on the watch list and to no longer be individually evaluated for impairment as they were in 2010. This update applies only to the assignment of loan risk ratings and had no impact on the determination of the amount allocated to the allowance for loan losses in comparison to the methodology utilized in the prior year. The following is an overview of the Company's loan rating system:

1-3 Rating - Pass

Risk-rating grades "1" through "3" comprise those loans ranging from lower than average credit risk, defined as borrowers with high liquidity, excellent financial condition, strong management, favorable industry trends or loans secured by highly liquid assets through loans with marginal credit risk, defined as borrowers that while creditworthy, exhibit some characteristics which require special attention by the account officer.

4/M Rating - Satisfactory/Monitor

Borrowers exhibit potential credit weaknesses or downward trends warranting management's attention. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. When warranted, these credits may be monitored on the watch list.

5-8 Rating - Substandard

Borrowers exhibit well defined weaknesses that jeopardize the orderly liquidation of debt. The loan may be inadequately protected by the net worth and paying capacity of the obligor and/or the underlying collateral is inadequate.

The following tables summarize the loan ratings applied to the Company's loans by class as of the balance sheet dates:

December 31, 2011	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$127,338	$26,928	$135,764	$17,179	$5,652	$31,234	$344,095
Satisfactory/Monitor	4,777	1,048	33,812	2,792	72	—	42,501
Substandard	2,810	92	6,499	355	33	—	9,789
	134,925	28,068	176,075	20,326	5,757	31,234	396,385
Acquired loans	12,501	9	13,695	802	377	550	27,934
Total	$147,426	$28,077	$189,770	$21,128	$6,134	$31,784	$424,319

December 31, 2010	Residential Real Estate	Construction Real Estate	Commercial Real Estate	Commercial	Consumer	Municipal	Total
	(Dollars in thousands)
Pass	$128,646	$17,999	$142,530	$19,640	$5,991	$31,455	$346,261
Satisfactory/Monitor	2,098	531	19,302	818	25	—	22,774
Substandard	1,789	48	5,224	146	30	—	7,237
Total	$132,533	$18,578	$167,056	$20,604	$6,046	$31,455	$376,272

Acquired loans are risk rated, as appropriate, according to the Company's loan rating system, but such ratings are not taken into account in establishing the allowance for loan losses. Rather, in accordance with applicable accounting principles, acquired loans are initially recorded at fair value, determined based upon an estimate of the amount and timing of both principal and interest cash flows expected to be collected and discounted using a market interest rate, which includes an estimate of future credit losses expected to be incurred over the life of the portfolio. The primary credit quality indicator for acquired loans is whether there has been a decrease in expected cash flows. Monitoring of this portfolio is ongoing to determine if there is evidence of deterioration in credit quality since acquisition. As of December 31, 2011, there was no allowance for loan losses for acquired loans.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2011:

	December 31, 2011			For The Year Ended December 31, 2011
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$241	$243	$55
Commercial real estate	1,907	1,930	21
	2,148	2,173	76
With no allowance recorded:
Residential real estate	177	252	—
Commercial real estate	318	374	—
	495	626	—

Total:
Residential real estate	418	495	55	$375	$5
Commercial real estate	2,225	2,304	21	2,347	81
Total	$2,643	$2,799	$76	$2,722	$86
____________________

(1)	Government guarantees on impaired loans as of December 31, 2011 were $88 thousand.

The following table provides information with respect to impaired loans by class of loan as of and for the year ended December 31, 2010:

	December 31, 2010			For The Year Ended December 31, 2010
	Recorded Investment (1)	Principal Balance (1)	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
With an allowance recorded:
Residential real estate	$301	$356	$43
Commercial real estate	1,970	1,974	40
	2,271	2,330	83
With no allowance recorded:
Commercial real estate	346	399	—

Total:
Residential real estate	301	356	43	$229	$—
Commercial real estate	2,316	2,373	40	2,585	85
Commercial	—	—	—	2	—
Total	$2,617	$2,729	$83	$2,816	$85
____________________

(1)	Government guarantees on impaired loans as of December 31, 2010 were $110 thousand.

Troubled debt restructured loans as of December 31, 2011 by class of loan include a commercial real estate loan that received a concession with the extension of a due date that was not considered a market transaction to the Company, and residential real estate loans that represent loan modifications in which a concession was provided to the borrower, such as due date or maturity date extensions, interest rate reductions or the forgiveness of accrued interest. Troubled loans, that are restructured and meet established thresholds, are classified as impaired and a specific reserve amount is allocated to the allowance on the basis of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows.

The following table provides new troubled debt restructure activity by loan type for the year ended December 31, 2011:

	New Troubled Debt Restructurings During the
	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(Dollars in thousands)
Residential Real Estate:
Interest rate reduction, forgiveness of accrued interest, protective advance for delinquent taxes, and extension of due date	1	$238	$246
There were no troubled debt restructured loans modified within the previous twelve months that had subsequently defaulted during the year ended December 31, 2011. Troubled debt restructured loans are considered defaulted at 90 days past due.

At December 31, 2011 and 2010, the Company was not committed to lend any additional funds to borrowers whose loans were nonperforming, impaired or restructured.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Premises and Equipment
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2011	2010
	(Dollars in thousands)
Land and land improvements	$2,163	$1,841
Building and improvements	8,513	7,629
Furniture and equipment	6,405	6,056
Construction in progress and deposits on equipment	245	88
	17,326	15,614
Less accumulated depreciation	(8,163)	(7,772)
	$9,163	$7,842
Depreciation included in Occupancy and Equipment expenses amounted to $692 thousand and $660 thousand for the years ended December 31, 2011 and 2010, respectively.

The Company is obligated under noncancelable operating leases for premises that expire in various years through the year 2016. Options to renew for additional periods are available with these leases. Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2011 were as follows:

(Dollars in thousands)
2012	$205
2013	97
2014	55
2015	38
2016	38
$433
Rent expense for 2011 and 2010 amounted to $190 thousand and $115 thousand, respectively. Occupancy expense is shown in the consolidated statements of income, net of rental income of $97 thousand and $121 thousand in 2011 and 2010, respectively.

Branch Acquisitions	12 Months Ended
Dec. 31, 2011
Branch Acquisition [Abstract]
Business Combination Disclosure [Text Block]
Branch Acquisitions

On May 27, 2011, Union acquired three New Hampshire branch offices of Northway Bank. In the transaction, Union assumed deposit relationships, and acquired performing loans, branch cash, two owned bank branches and leasehold rights to a third branch, and other assets as illustrated below. Union paid a 6% premium on assumed deposits, loans were acquired at par, and the banking facilities were purchased at the most recent tax assessed value. The acquisition allows Union to expand its New Hampshire community banking franchise into western Coos County and to expand its presence in northern Grafton County. The transaction was accounted for as a business combination under current regulatory guidelines.

The May 27, 2011 acquisition-date estimated fair values of assets acquired and liabilities assumed were as follows:

Assets:	(Dollars in thousands)
Cash	$29,607
Loans	32,910
Bank premises and equipment	517
Accrued interest receivable	197
Core deposit intangible	1,708
Goodwill	2,223
Liabilities:
Deposits	(67,015)
Accrued interest and other liabilities	(147)

The purchase premium of $4.2 million was allocated to assets acquired and liabilities assumed based on estimates of fair value at the date of acquisition. The fair value of the deposit accounts assumed was compared to the carrying amounts received and the difference of $1.7 million was recorded as Core deposit intangible. The core deposit intangible, which is amortizable and deductible for tax purposes, is evaluated for impairment whenever circumstances warrant. The excess of the purchase price over the fair value of the assets acquired, liabilities assumed, and the amount allocated for core deposit intangible was recorded as goodwill.

The loans acquired were recorded at fair value at the time of acquisition. The fair value of the loans acquired resulted in a loan premium of $545 thousand which is included in the loan balances above, less a nonaccretable credit risk component of $318 thousand. The loan premium will be amortized as an adjustment to the related loan yield over the estimated average life of the loans. Loan premium amortization of $54 thousand has been charged to Interest and fees on loans on the Company's statement of income for the year ended December 31, 2011

Acquisition expenses incurred by the Company were approximately $407 thousand for the year ended December 31, 2011. These one-time expenses are included on the consolidated statements of income under the caption "Branch acquisition expenses."

The Company recorded goodwill of $2.2 million in connection with the branch transaction. The goodwill is not amortizable but is deductible for tax purposes. Management assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the company is less than its carrying amount. Management is not aware of any such events or circumstances that would cause it to conclude that the fair value of the Company is less than its carrying amount.

The core deposit intangible is subject to amortization over the estimated 10 year average life of the acquired core deposit base. The amortization expense is included in other noninterest expense in the consolidated statements of income and is deductible for tax purposes. Amortization expense for the core deposit intangible was $100 thousand from the acquisition date to December 31, 2011. As of December 31, 2011, the remaining amortization expense related to the core deposit intangible, absent any future impairment, is expected to be as follows:

(Dollars in thousands)
2012	$171
2013	171
2014	171
2015	171
2016	171
Thereafter	753
Total	$1,608

Management will evaluate the core deposit intangible for impairment if conditions warrant.

The amounts of revenue and expenses related to the acquired branches since the May 27, 2011 acquisition date are included in the consolidated statements of income of the Company as follows:

For The Year Ended December 31, 2011
(Dollars in thousands)
Interest and fees on loans	$1,004
Interest on deposits and borrowed funds	319
Net interest income	685
Provision for loan losses	—
Net interest income after provision for loan losses	685
Noninterest income	82
Noninterest expenses	972
Loss before income tax benefit	(205)
Income tax benefit	(70)
Net loss	$(135)

Disclosure of the proforma revenue and earnings of the combined entity for the current and prior reporting periods as though the acquisition had occurred at the beginning of the prior annual reporting period is not considered practicable. Retrospective application to January 1, 2011 and January 1, 2010 requires assumptions about management's intent in prior periods that cannot be independently substantiated. It is impossible to objectively distinguish information about significant estimates of amounts that provide evidence of circumstances that existed on the dates at which those amounts would be recognized, measured, or disclosed under retrospective application and would have been available when the financial statements for that prior period were issued. The Company is unable to obtain certain information from the seller regarding transfer of deposits among branches and deposit activity since January 1, 2010. It is impracticable to estimate historical information.

Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Real Estate Owned [Text Block]
Other Real Estate Owned

There were 11 properties valued at $1.5 million in other real estate owned at December 31, 2011 and nine properties valued at $1.6 million at December 31, 2010, which were included in Other assets. There was an allowance for losses on other real estate owned of $91 thousand and $47 thousand which have been netted out of the foregoing values at December 31, 2011 and 2010, respectively, and have been charged to earnings in Other expenses on the statement of income in the applicable period.

Investment in Real Estate Limited Partnerships	12 Months Ended
Dec. 31, 2011
Investment in Real Estate Limited Partnerships [Abstract]
Investment in real estate limited partnerships [Text Block]
Investment in Real Estate Limited Partnerships

The Company has purchased from time to time various limited partnership interests established to acquire, own and rent residential housing for elderly, low or moderate income individuals in northern Vermont and northwestern New Hampshire. The carrying values of investments carried at equity were $4.5 million and $2.3 million at December 31, 2011 and 2010, respectively. The capital contributions payable related to these investments were $893 thousand and $0 at December 31, 2011 and 2010, respectively, and are included in Accrued interest and other liabilities. The provision for undistributed net losses of the partnerships charged to earnings was $515 thousand for 2011 and $426 thousand for 2010. The federal income tax credits related to these investments were $455 thousand and $380 thousand for the years ended December 31, 2011 and 2010, respectively, and recorded as a reduction of the Provision for income taxes.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

The following is a summary of interest bearing deposits at December 31:

	2011	2010
	(Dollars in thousands)
Interest bearing checking accounts	$88,332	$64,317
Savings and money market accounts	150,726	116,069
Time deposits, $100,000 and over	74,557	62,910
Other time deposits	83,168	68,838
	$396,783	$312,134

The following is a summary of time deposits by maturity at December 31, 2011:

(Dollars in thousands)
2012	$115,564
2013	23,585
2014	12,629
2015	2,819
2016	3,128
$157,725

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Debt Disclosure [Text Block]
Borrowed Funds

Borrowed funds were comprised of option advance borrowings from the FHLB of Boston of $22.3 million and $29.0 million and secured customer repurchase agreement sweeps of $6.7 million and $0 at December 31, 2011 and 2010, respectively.

The FHLB option advance borrowings are a mix of straight and callable bullets, balloons and amortizers with maturities through 2027. All of the FHLB borrowings had fixed interest rates ranging from 2.25% to 5.61% at December 31, 2011 and ranging from 0.23% to 5.61% at December 31, 2010. The weighted average interest rates on the borrowings were 4.06% and 4.15% at December 31, 2011 and 2010, respectively.

The contractual payments due for FHLB option advance borrowings as of December 31, 2011 were as follows:

(Dollars in thousands)
2012	$1,376
2013	4,891
2014	931
2015	3,710
2016	1,343
Thereafter	10,096
$22,347

As of December 31, 2011, the Bank's total FHLB borrowing capacity, based on its holding of FHLB stock, was $29.9 million of which $7.6 million was unused and available for additional borrowings of either a short-term or long-term nature.

Collateral on FHLB borrowings consists of FHLB of Boston stock purchased by Union, all funds placed on deposit with the FHLB of Boston, qualified first mortgages held by Union, and any additional holdings which may be pledged as security.

Union also maintains a line of credit with a correspondent bank for the purchase of overnight federal funds. As of December 31, 2011, the total available amount on this line was $7.0 million, with no outstanding borrowings. Interest on these borrowings is chargeable at the federal funds rate at the time of the borrowing and is payable daily. Union had no borrowings from the Federal Reserve discount window or on any repurchase agreements at December 31, 2011 or 2010.

At December 31, 2011, secured customer repurchase agreement sweeps amounted to $6.7 million. These agreements are collateralized by U.S. Government-sponsored enterprise securities with a book value and fair value of $7.5 million at December 31, 2011. The average daily balance of these repurchase agreement sweeps was $2.7 million during 2011 with a weighted average interest rate of 0.59%. The maximum borrowings outstanding on these agreements during 2011 was $7.4 million. These repurchase agreements mature the next business day and carried a weighted average interest rate of 0.58% as of December 31, 2011. There were no overnight secured customer repurchase agreement sweeps at December 31, 2010 or at anytime during 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2011	2010
	(Dollars in thousands)
Current tax provision	$524	$1,798
Deferred tax provision (benefit)	595	(96)
	$1,119	$1,702

The total provision for income taxes differs from the amounts computed at the statutory federal income tax rate of 34% primarily due to the following for the years ended December 31:

	2011	2010
	(Dollars in thousands)
Computed “expected” tax expense	$2,155	$2,478
Tax exempt interest	(424)	(402)
Increase in cash surrender value of life insurance	(36)	(26)
Tax credits	(557)	(380)
Other	(19)	32
	$1,119	$1,702

Listed below are the significant components of the net deferred tax asset at December 31:

	2011	2010
	(Dollars in thousands)
Components of the deferred tax asset
Bad debts	$1,239	$1,078
Nonaccrual loan interest	307	230
Deferred compensation	417	442
Net pension liability	1,931	833
Core deposit intangible	11	—
Other	110	73
Total deferred tax asset	4,015	2,656

Components of the deferred tax liability
Depreciation	(521)	(353)
Mortgage servicing rights	(278)	(221)
Limited partnership investments	(211)	(6)
Unrealized gain on investment securities available-for-sale	(460)	(90)
Goodwill	(29)	—
Total deferred tax liability	(1,499)	(670)
Net deferred tax asset	$2,516	$1,986

Deferred tax assets are recognized subject to management's judgment that it is more likely than not that the deferred tax asset will be realized. Based on the temporary taxable items, historical taxable income and estimates of future taxable income, the Company believes that it is more likely than not that the deferred tax assets at December 31, 2011 will be realized and therefore no valuation allowance is warranted.

Net deferred income tax assets are included in Other assets in the balance sheet at December 31, 2011 and 2010.

Based on management's evaluation, management has concluded that there were no significant uncertain tax positions requiring recognition in the Company's financial statements at December 31, 2011 and 2010. Although the Company is not currently the subject of a tax examination by the Internal Revenue Service (IRS), the Company's tax years ended December 31, 2008 through 2010 are open to examination by the IRS under the applicable statute of limitations. The 2011 tax return has not yet been filed.

The Company may from time to time be assessed interest and/or penalties by federal or state tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. In the event that the Company receives an assessment for interest and/or penalties, it will be classified in the financial statements as Other expenses.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans

Defined Benefit Pension Plan: Union sponsors a noncontributory defined benefit pension plan covering all eligible employees. The plan provides defined benefits based on years of service and final average salary. There was a $576 thousand minimum required contribution under the ERISA guidelines for 2011 and none for 2010. Union measures defined benefit plan assets and obligations as of December 31, its fiscal year-end.

Union's policy is to accrue annually an amount equal to the actuarially calculated expense for current and estimated future benefits. Union made tax deductible voluntary contributions of $1.4 million and $1.3 million to the pension plan in 2011 and 2010, respectively, over and above the minimum required, which are included in employer contributions below. Information pertaining to the activity in the plan is as follows:

Obligations and funded status at December 31:

	2011	2010
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$15,230	$13,184
Service cost	680	578
Interest cost	838	773
Actuarial loss	3,400	986
Benefits paid	(325)	(291)
Projected benefit obligation at end of year	19,823	15,230

Change in fair value of plan assets
Fair value of plan assets at beginning of year	12,779	10,745
Actuarial (loss) gain on plan assets	(310)	1,075
Employer contributions	2,000	1,250
Benefits paid	(325)	(291)
Fair value of plan assets at end of year	14,144	12,779
Net liability for pension benefits	$(5,679)	$(2,451)

	2011	2010
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$15,556	$11,983

The impact of the pension activity for 2011 and 2010 on other comprehensive income (loss) is detailed in Note 23.

The Company uses the alternate amortization method for prior service costs, as provided in FASB ASC Topic 715, Employers' Accounting for Pensions.

Net periodic pension benefit cost for 2011 and 2010 consisted of the following components:

	2011	2010
	(Dollars in thousands)
Service cost	$680	$578
Interest cost on projected benefit obligation	838	773
Expected return on plan assets	(876)	(731)
Amortization of prior service cost	6	6
Amortization of net actuarial loss	185	143
Net periodic pension benefit cost	$833	$769

It is estimated that the net periodic pension benefit cost for 2012 will include approximately $6 thousand of amortization of prior service cost and $545 thousand of amortization of net actuarial loss.

Weighted average assumptions used to determine pension benefit obligation at December 31, 2011 and 2010 were a rate of compensation increase of 4.25% for 2011 and 4.50% for 2010 and a discount rate of 4.41% at December 31, 2011 and 5.56% at December 31, 2010.

Weighted average assumptions used to determine net periodic pension benefit cost for the years ended December 31, 2011 and 2010 were a discount rate of 5.56% and 6.00%, respectively, a rate of compensation increase of 4.50% for both years and an expected long-term rate of return on plan assets of 6.75% for both years.

The overall expected long-term rate of return on assets is consistent with future expected long-term rate of inflation assumptions as well as consideration of historical asset returns and the current financial marketplace. The return is more conservative than the plan's long-term actual results and is at a level that management believes is sustainable. The 2011 pension benefit obligation discount rate is based on the plan's expected benefit payment stream utilizing December 2011 benchmark pension liability index yield curve spot rates and a review of published high quality bond indices.

Union's pension plan asset allocations at December 31, 2011 and 2010, by asset category based on their fair values were as follows:

Asset Category	2011	2010
Cash and cash equivalents	5.2%	11.0%
Interest bearing deposits in banks	8.6%	9.1%
Debt securities	19.1%	19.3%
Equity securities	17.8%	11.8%
Mutual and exchange traded funds	49.3%	48.8%
Total	100.0%	100.0%

The investment philosophy for the pension plan is to prudently invest the assets of the plan and future contributions received in a diversified manner that will ensure the future pension benefits due to participants and beneficiaries over a long-term horizon as well as provide liquidity to pay current benefits. The Trustees of the plan seek to protect the pension plan assets through prudent asset allocation, FDIC insurance on a portion of plan assets, selection of professional asset management and periodic reviews. Investments in stocks and fixed income investments are diversified in a way which is consistent with risk tolerance, investment objectives and current financial market risks.

In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

There are no securities of the Company or Union held by the pension plan. The assets of the plan are managed by the Trust & Asset Management Group of Union with the advice of its registered investment adviser, under the guidance of the plan's Trustees. The estimated employer contribution for 2012 is $576 thousand.

The fair values of the Company's pension plan investments at December 31, 2011 and 2010, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

		Fair Value Measurements
		December 31, 2010
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,165	$—	$1,165	$—
U.S. Government	981	—	981	—
U.S. Government-sponsored enterprises	103	—	103	—
Agency mortgage-backed	419	—	419	—
Corporate bonds	925	—	925	—
Marketable equity securities:
Information technology	266	266	—	—
Financial	279	279	—	—
Industrials	188	188	—	—
Healthcare	223	223	—	—
Consumer	323	323	—	—
Energy	234	234	—	—
Mutual and exchange traded funds	6,238	6,238	—	—
Total	$11,344	$7,751	$3,593	$—

The fair values of the pension plan assets are determined by an independent pricing service which, given the nature of the assets within the portfolio, is able to utilize quoted prices in an active market to value the majority of the assets held. The market inputs sought for assets without a specific quote listed, in approximate order of priority, include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications that vary by asset class. For certain security types, additional inputs may be used, or some standard inputs may not be applicable. There were no significant transfers in or out of levels 1 and 2 for the year ended December 31, 2011.

The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2012	$465
2013	513
2014	594
2015	610
2016	615
Years 2017 to 2021	3,823

Nonqualified Deferred Compensation Plans: The Company and Union have two nonqualified deferred compensation plans for directors and certain key officers. The 2008 Amended and Restated Nonqualified Deferred Compensation Plan of Union Bankshares, Inc. (“2008 Plan”) replaced a 1990 Plan that was not compliant with section 409A of the Internal Revenue Code. The 2008 amendments also included an increase in the amounts to be accrued under the 2008 Plan, subject to vesting requirements in 2009 and 2010, in order to align projected payouts under the 2008 Plan with original commitments made to participants. The Company accrued an expense of $8 thousand in 2011 and $79 thousand in 2010 under the 2008 Plan. The benefit obligations under the 2008 Plan represent general unsecured obligations of the Company and no assets are segregated for such payments. However, the Company and Union have purchased life insurance contracts on the lives of each participant in order to fund these benefits. The benefits accrued under this 2008 Plan aggregated $1.1 and $1.2 million at December 31, 2011 and 2010, respectively, and are included in Accrued interest and other liabilities. The cash surrender value of the life insurance policies purchased to fund the 2008 Plan aggregated $1.6 million at both December 31, 2011 and 2010 and is included in Company-owned life insurance in the Company's consolidated balance sheets.

An Executive Nonqualified Excess Plan was adopted in 2006 for directors and certain key officers. The 2006 Plan is a defined contribution plan which provides a means by which participants may elect to defer receipt of current compensation from the Company or its subsidiary in order to provide retirement or other benefits as selected in the individual adoption agreements. Participants may select among designated reference investments consisting of investment funds, with the performance of the participant's account mirroring the selected reference investment. Distributions are made only upon a qualifying distribution event, which may include a separation from service, death, disability or unforeseeable emergency, or upon a date specified in the participant's deferral election form. The 2006 Plan is intended to comply with the provisions of Section 409A of the Internal Revenue Code. The 2006 Plan is unfunded, representing a general unsecured obligation of the Company of $128 and $100 thousand as of December 31, 2011 and 2010, respectively.

401(k) Plan: Union maintains a defined contribution 401(k) plan under which employees may elect to make tax deferred contributions of up to the IRS maximum from their annual salary. All employees meeting service requirements are eligible to participate in the plan. Company contributions are fully vested after three years of service. Union's employer matching contributions to the plan are at the discretion of the Board of Directors. Employer matching contributions to the plan were $168 and $142 thousand for 2011 and 2010, respectively.

Short Term Incentive Performance Plan: On February 3, 2012, the Company adopted the Union Bank Short Term Incentive Performance Plan and adopted annual performance and award targets under the Plan for 2012. Participants will be designated each year by the Union Board, upon recommendation of the Compensation Committee. The performance period is a calendar year, and financial results utilized in establishing performance targets and calculating awards are on a Bank-only basis. Awards (if any) are paid in cash within two and one-half months after the end of the calendar year. Participants do not have a vested right in any award prior to payout.

Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Option Plan

Under the 2008 Incentive Stock Option Plan (“Plan”), the Company's Board of Directors may grant to certain key employees incentive stock options to purchase shares of the Company's common stock. As of December 31, 2011, of the 50,000 shares authorized for option grants under the plan, 37,000 shares remain available for future option grants. The Company's 1998 Incentive Stock Option Plan expired in 2008. As of December 31, 2011, 2,500 options granted under the 1998 Plan remained outstanding and exercisable, with the last of such options expiring December 18, 2012.

The exercise price of the options under both plans is equal to the market price of the stock at the date of grant; therefore, the intrinsic value of the options at the date of the grant is $0. All options have a one year requisite service period, vest after one year, and have a five year contractual term. There were 3,000 options granted in 2011 and 6,000 options granted in 2010. The compensation cost that has been charged against income for the 2008 Plan was $9 thousand for 2011 and $25 thousand for 2010.

The fair value of each option award is estimated on the date of grant using a Black-Scholes based option valuation model. The estimated weighted average grant date fair values for options granted during 2011 and 2010 and the weighted average assumptions used are presented in the following table:

	2011	2010
Fair value per share	$5.20	$4.17
Expected volatility	52.18%	50.95%
Expected dividends	5.10%	5.83%
Risk free interest rate	0.97%	1.32%
Expected term (in years)	3.00	2.75
Vesting periods (in years)	1.00	1.00

Expected volatilities are based on historical volatilities of the market value of the Company's stock, and, possibly, other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is estimated from past exercise activity, and represents the period of time that granted options are expected to be outstanding. The risk free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The expected dividend rate is estimated by annualizing the last dividend paid divided by the closing price of the Company's stock on the grant date of the option.

The following summarizes the option activity under the Plans for the year ended December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Period End Aggregate Intrinsic Value
Outstanding at January 1, 2011	15,000	$20.45
Granted	3,000	$19.60
Exercised	(1,500)	$17.15
Forfeited/Expired	(2,500)	$22.50
Outstanding at December 31, 2011	14,000	$18.84	2.67	—
Exercisable at December 31, 2011	11,000	$18.64	2.20	—

Proceeds of $26 thousand were received from the exercise of options for 1,500 shares at $17.15 per share during 2011. The total intrinsic value of the options exercised was $3 thousand. There were no options exercised during 2010.

As of December 31, 2011, there was $6 thousand of unrecognized compensation cost related to nonvested stock based compensation arrangements granted under the 2008 Plan which will be recognized in 2012.

Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Off-Balance-Sheet Credit Exposures [Text Block]
Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit, interest rate caps and floors written on adjustable-rate loans, commitments to participate in or sell loans, commitments to buy or sell securities, guarantees on certain sold loans and risk-sharing commitments on certain sold loans under the Mortgage Partnership Finance (MPF) program with the FHLB of Boston. At December 31, 2011 and 2010, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $4.4 million and $169 thousand, respectively. The Company also had a binding loan commitment to sell a commercial real estate loan for $155 thousand at December 31, 2010. The fair market value of these commitments is not material to the Company's financial statements.

Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments and the potential impact on the Company's future financial position, financial performance and cash flow.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate caps and floors embedded in adjustable-rate loans, the contract or notional amounts do not represent exposure to credit loss. The Company controls the risk of interest rate cap agreements through credit approvals, limits and monitoring procedures. Interest rate caps and floors on adjustable rate loans permit the Company to manage its interest rate risk and cash flow risk on these loans within parameters established by Company policy.

The Company generally requires collateral or other security to support financial instruments with credit risk. The following table shows financial instruments outstanding whose contract amount represents credit risk at December 31:

	Contract or Notional Amount
	2011	2010
	(Dollars in thousands)
Commitments to originate loans	$10,176	$15,654
Unused lines of credit	59,650	44,720
Standby and commercial letters of credit	1,811	1,494
Credit card arrangement	933	838
MPF credit enhancement obligation, net (See Note 18)	86	86
Commitment to purchase investment securities	504	—
Total	$73,160	$62,792

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates within 90 days of the commitment. Unused lines of credit are generally renewable at least annually except for home equity lines which usually have a specified draw period followed by a specified repayment period. Unused lines may have other termination clauses and may require payment of a fee.

Since many of the commitments and lines are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon issuance of a commitment to extend credit is based on management's credit evaluation of the customer. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are issued to support customer's private borrowing arrangements or guarantee the customer's contractual performance on behalf of a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers and the Company evaluates each customer's credit worthiness on a case-by-case basis. The fair value of standby letters of credit has not been included in the Company's balance sheets for either year as the fair value is immaterial.

The Company did not hold or issue derivative instruments or hedging instruments during the years ended December 31, 2011 and 2010. The commitment to purchase investment securities reflects management's strategy to put funds to work that were in overnight deposit accounts at December 31, 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Contingent Liabilities: The Company sells 1-4 family residential loans under the MPF program with FHLB of Boston. Under this program the Company shares in the credit risk of each mortgage, while receiving fee income in return. The Company is responsible for a Credit Enhancement Obligation (CEO) based on the credit quality of these loans. FHLB of Boston funds a First Loss Account (FLA) based on the Company's outstanding MPF mortgage balances. This creates a laddered approach to sharing in any losses. In the event of default, homeowner's equity and private mortgage insurance, if any, are the first sources of repayment; the FHLB of Boston's FLA funds are then utilized, followed by the member's CEO, with the balance the responsibility of FHLB of Boston. These loans meet specific underwriting standards of the FHLB of Boston. The Company had sold $5.0 million in loans through the MPF program that had an outstanding balance of $2.4 million as of December 31, 2011.

The volume of loans sold to the MPF program and the corresponding credit obligation are closely monitored by management. As of December 31, 2011, the notional amount of the maximum contingent contractual liability related to this program was $92 thousand of which $6 thousand has been recorded as a reserve through Accrued interest and other liabilities.

Legal Contingencies: In the normal course of business, the Company is involved in various legal and other proceedings. In the opinion of management, after consulting with the Company's legal counsel, any liability resulting from such proceedings is not expected to have a material adverse effect on the Company’s financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements
The following is a description of the valuation methodologies used for the Company’s financial assets that are measured on a recurring basis at estimated fair value:

Investment securities available-for-sale: Certain corporate debt securities, marketable equity securities and mutual funds have been valued using unadjusted quoted prices from active markets and therefore have been classified as level 1. However, the majority of the Company’s investment securities available-for-sale have been valued utilizing level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Assets measured at fair value on a recurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2010:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,459	$—	$4,459	$—
Agency mortgage-backed	4,811	—	4,811	—
State and political subdivisions	9,393	—	9,393	—
Corporate	4,972	2,105	2,867	—
Total debt securities	23,635	2,105	21,530	—
Marketable equity securities	45	45	—	—
Mutual funds	100	100	—	—
Total	$23,780	$2,250	$21,530	$—

There were no significant transfers in or out of Levels 1 or 2 for the year ended December 31, 2011. Certain other assets and liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets and liabilities measured at fair value on a nonrecurring basis in periods after initial recognition, such as investment securities held-to-maturity, other real estate owned, impaired loans and mortgage servicing rights, were not significant at December 31, 2011 or 2010. The Company has not elected to apply the fair value method to any financial assets or liabilities other than those situations where other accounting pronouncements require fair value measurements.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the estimated fair value of financial instruments. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Management’s estimates and assumptions are inherently subjective and involve uncertainties and matters of significant judgment. Changes in assumptions could dramatically affect the estimated fair values.

Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments may be excluded from disclosure requirements. Thus, the aggregate fair value amounts presented may not necessarily represent the actual underlying fair value of all such instruments of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents: The carrying amounts reported in the balance sheet for cash and cash equivalents approximate those assets' fair values.

Interest bearing deposits in banks: Fair values for interest bearing deposits in banks are based on discounted present values of cash flows.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Loans and loans held for sale: Fair values of loans are estimated for portfolios of loans with similar financial characteristics and segregated by loan type. For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans (for example, fixed-rate residential, commercial real estate, rental property mortgage loans as well as commercial and industrial loans) are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future cash flows, future expected loss experience and risk characteristics. The carrying amounts reported in the balance sheet for loans that are held for sale approximate their estimated fair values. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values, where applicable.

Accrued interest receivable and payable: The carrying amounts of accrued interest approximate their fair values.

Nonmarketable equity securities: The carrying amounts of the securities approximate their fair value.

Deposits: The fair values disclosed for demand deposits or nonmaturity deposits (for example, checking and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The carrying amounts of variable-rate time deposits approximate their estimated fair values at the reporting date. The fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on time deposits to a schedule of aggregated contractual maturities on such time deposits.

Borrowed funds: The fair values of the Company’s long-term debt instruments are estimated using discounted cash flow analysis based on interest rates currently being offered on similar debt instruments. The fair values of the Company’s short-term debt instruments approximate the carrying amounts reported in the balance sheet.

Off-balance-sheet financial instruments: Fair values for off-balance-sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The only commitments to extend credit that are normally longer than one year in duration are the home equity lines whose interest rates are variable quarterly. The only fees collected for commitments are an annual fee on credit card arrangements and often a flat fee on commercial lines of credit and standby letters of credit. The fair value of off-balance-sheet financial instruments is not significant.

As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381	$14,292	$14,292
Interest bearing deposits in banks	24,020	24,324	14,041	14,292
Investment securities	46,954	46,952	24,280	24,282
Loans and loans held for sale, net	425,158	415,823	378,316	373,718
Accrued interest receivable	1,810	1,810	1,560	1,560
Nonmarketable equity securities	1,976	1,976	1,922	1,922
Financial liabilities
Deposits	$473,439	$474,509	$376,660	$376,729
Borrowed funds	29,015	33,696	28,986	30,780
Accrued interest payable	356	356	389	389

The carrying amounts in the preceding table are included in the balance sheet under the applicable captions.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure [Text Block]
Transactions with Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with principal stockholders, directors, principal officers, their immediate families and affiliated companies in which they are principal stockholders (commonly referred to as related parties), all of which have been, in the opinion of management, on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and which do not represent more than the normal risk of collectability or present other unfavorable features.

Aggregate loan transactions with related parties for the years ended December 31 were as follows:

	2011	2010
	(Dollars in thousands)
Balance, January 1,	$3,952	$1,928
New loans and advances on lines	2,058	3,212
Repayments	(1,904)	(3,163)
Other, net	(314)	1,975
Balance, December 31,	$3,792	$3,952
Balance available on lines of credit or loan commitments	$814	$788

None of these loans are past due, are in nonaccrual status or have been restructured to provide a reduction or deferral of interest or principal because of deterioration in the financial position of the borrower. There were no loans to a related party that were considered classified at December 31, 2011 or 2010.

Deposit accounts with related parties were $935 thousand and $1.8 million at December 31, 2011 and 2010, respectively. The Union Bank Defined Benefit Pension Plan also invested $77 thousand in FDIC insured certificates of deposit and had an operating demand deposit account with Union totaling $22 thousand at December 31, 2010. The Union Bank Defined Benefit Pension Plan had no certificate of deposit investments with Union and the operating demand deposit account with Union had no balance at December 31, 2011.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
Regulatory Capital Requirements

The Company (on a consolidated basis) and Union are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and Union's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Union must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and Union's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Union to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes that, as of December 31, 2011 and 2010, the Company and Union met all capital adequacy requirements to which they were subject.

As of December 31, 2011 and 2010, the most recent notification from the FDIC categorized Union as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized an insured depository institution must maintain minimum total risk based, Tier I risk based, and Tier I leverage ratios as set forth in the table below. There are no conditions or events since the date of the most recent notification that management believes might result in an adverse change to Union's regulatory capital category. Prompt corrective action provisions are not applicable to bank holding companies.

Union's and the Company's actual capital amounts and ratios are presented in the following tables:

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2011
Total capital to risk weighted assets
Union	$44,910	12.2%	$29,570	8.0%	$36,963	10.0%
Company	45,091	12.2%	29,641	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$40,671	11.0%	$14,789	4.0%	$22,184	6.0%
Company	40,852	11.0%	14,828	4.0%	N/A	N/A
Tier I capital to average assets
Union	$40,671	7.5%	$21,634	4.0%	$27,042	5.0%
Company	40,852	7.5%	21,672	4.0%	N/A	N/A

	Actual		Minimum For Capital Requirement		Minimum To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2010
Total capital to risk weighted assets
Union	$47,478	15.1%	$25,137	8.0%	$31,422	10.0%
Company	47,639	15.1%	25,206	8.0%	N/A	N/A
Tier I capital to risk weighted assets
Union	$43,723	13.9%	$12,573	4.0%	$18,860	6.0%
Company	43,884	13.9%	12,601	4.0%	N/A	N/A
Tier I capital to average assets
Union	$43,723	9.7%	$18,012	4.0%	$22,514	5.0%
Company	43,884	9.7%	18,041	4.0%	N/A	N/A

Dividends paid by Union are the primary source of funds available to the Company for payment of dividends to its stockholders. Union is subject to certain requirements imposed by federal banking laws and regulations, which among other things, establish minimum levels of capital and restrict the amount of dividends that may be distributed by Union to the Company.

Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock [Abstract]
Treasury Stock [Text Block]
Treasury Stock

The basis for the carrying value of the Company's treasury stock is the purchase price of the shares at the time of purchase. The Board of Directors previously authorized the repurchase of up to 100,000 shares of common stock, or approximately 2.2%, of the Company's outstanding shares at the authorization date, for an aggregate repurchase cost not to exceed $2.15 million. Shares were repurchased in the open market or in negotiated transactions. The repurchase program ended during the first quarter of 2010 when the 100,000 share level was reached, for a total cost of $2.0 million since the inception of the program, including 500 shares repurchased in 2010, for a total cost of $9 thousand.

On May 20, 2010, Union Bankshares, Inc. announced the adoption of a limited stock repurchase plan to authorize the repurchase of up to 2,500 shares of its common stock each calendar quarter in open market purchases or privately negotiated transactions, as management may deem advisable and as market conditions may warrant. The repurchase authorization for a calendar quarter expires at the end of that quarter to the extent it has not been exercised, and is not carried forward into future quarters. The quarterly repurchase program was reauthorized in December 2011 and will expire on December 31, 2012. The Company repurchased 5,004 shares under this program, for a total cost of $90 thousand in 2010 and no shares in 2011.

In total, during 2010 the Company repurchased 5,504 shares of its common stock at prices ranging from $17.45 to $18.51 per share, for a total of $99 thousand under the authorized repurchase programs.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Other Comprehensive Income (Loss)
The following comprised Total comprehensive income for the years ended December 31:

	2011	2010
	(Dollars in thousands)
Net income	$5,219	$5,587
Investment securities available-for-sale:
Net unrealized holding gains (losses) arising during the period on investment securities available-for-sale, net of tax of $432 thousand and $(62) thousand	839	(119)
Reclassification adjustment for net gains on investment securities available-for- sale realized in net income, net of tax of $(62) thousand and $(33) thousand	(121)	(65)
Total	718	(184)
Defined benefit pension plan:
Net unrealized actuarial loss, net of tax of $(1.6) million and $(218) thousand	(3,027)	(424)
Reclassification adjustment for amortization of net actuarial loss realized in net income, net of tax of $63 thousand and $48 thousand	122	94
Reclassification adjustment for amortization of prior service cost realized in net income, net of tax of $2 thousand in both years	4	4
Total	(2,901)	(326)
Total other comprehensive loss	(2,183)	(510)
Total comprehensive income	$3,036	$5,077

The components of Accumulated other comprehensive loss, net of tax, at December 31 are:

	2011	2010
	(Dollars in thousands)
Net unrealized gain on investment securities available-for-sale	$892	$174
Defined benefit pension plan:
Net unrealized actuarial loss	(5,231)	(2,327)
Net unrealized prior service cost	(7)	(10)
Total	$(4,346)	$(2,163)

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Subsequent events represent events or transactions occurring after the balance sheet date but before the financial statements are issued. Financial statements are considered “issued” when they are widely distributed to shareholders and others for general use and reliance in a form and format that complies with GAAP. Events occurring subsequent to December 31, 2011 have been evaluated as to their potential impact to the consolidated financial statements.

Specifically, there are two types of subsequent events:

•
Those comprising events or transactions providing additional evidence about conditions that existed at the balance sheet date, including estimates inherent in the financial statement preparation process (referred to as recognized subsequent events).

•	Those comprising events that provide evidence about conditions not existing at the balance sheet date but, rather, that arose after such date (referred to as nonrecognized subsequent events).

On January 18, 2012, Union Bankshares, Inc. declared a $0.25 per share regular quarterly cash dividend payable February 9, 2012 to stockholders of record on January 28, 2012.

On February 3, 2012, Union Bankshares, Inc. approved the Union Bank Short Term Incentive Performance Plan and adopted annual performance and award targets under the Plan for 2012.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Union Bankshares, Inc. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Union Bankshares, Inc. and Subsidiary.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
ASSETS
Cash	$69	$128
Investment securities available-for-sale	121	109
Investment in subsidiary - Union	40,159	41,562
Other assets	788	734
Total assets	$41,137	$42,533

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES
Other liabilities	$798	$808
Total liabilities	798	808
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,286 shares issued at December 31, 2011 and 4,921,786 shares issued at December 31, 2010	9,847	9,844
Additional paid-in capital	276	244
Retained earnings	38,385	37,623
Treasury stock at cost; 466,082 shares at December 31, 2011 and December 31, 2010	(3,823)	(3,823)
Accumulated other comprehensive loss	(4,346)	(2,163)
Total stockholders' equity	40,339	41,725

Total liabilities and stockholders' equity	$41,137	$42,533

The investment in the subsidiary bank is carried under the equity method of accounting. The investment in subsidiary and cash, which is on deposit with Union, have been eliminated in consolidation.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF INCOME
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
Revenues
Dividends - bank subsidiary - Union	$4,650	$4,786
Other dividends	1	1
Other income	22	22
Total revenues	4,673	4,809
Expenses
Interest	26	24
Stock based compensation expense	9	25
Administrative and other	307	370
Total expenses	342	419
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,331	4,390
Applicable income tax benefit	(111)	(133)
Income before equity in undistributed net income of subsidiary	4,442	4,523
Equity in undistributed net income - Union	777	1,064
Net income	$5,219	$5,587

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$5,219	$5,587
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Union	(777)	(1,064)
Stock based compensation expense	9	25
Increase in other assets	(55)	(39)
(Decrease) increase in other liabilities	(10)	39
Net cash provided by operating activities	4,386	4,548
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(14)	(16)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,458)
Issuance of common stock	26	—
Purchase of treasury stock	—	(99)
Net cash used by financing activities	(4,431)	(4,557)
Net decrease in cash	(59)	(25)
CASH
Beginning of year	128	153
End of year	$69	$128
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$26	$24

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (Unaudited)

A summary of financial data for each of the four quarters of 2011 and 2010 is presented below:

	Quarters in 2011 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,498	$5,734	$6,118	$6,319
Interest expense	961	1,002	1,016	929
Net interest income	4,537	4,732	5,102	5,390
Provision for loan losses	150	150	150	325
Noninterest income	1,401	1,657	2,012	2,055
Noninterest expenses	4,580	5,019	5,145	5,029
Net income	1,028	1,031	1,427	1,733
Earnings per common share	$0.23	$0.23	$0.32	$0.39

	Quarters in 2010 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,644	$5,721	$5,728	$5,814
Interest expense	1,056	1,036	1,030	995
Net interest income	4,588	4,685	4,698	4,819
Provision for loan losses	90	90	200	140
Noninterest income	1,165	1,484	1,556	1,444
Noninterest expenses	4,085	4,078	4,137	4,330
Net income	1,219	1,526	1,460	1,382
Earnings per common share	$0.27	$0.34	$0.33	$0.31